Income taxes (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Deferred income taxes not recognized on undistributed earnings of subsidiaries	₨ 31,587
Reversal of earlier years tax provisions	135	₨ 1,370	₨ 0
Exchange Differences on Foreign Currency translations Recognised In Income Statement On Deferred Tax	105	27
Tax effect from change in tax rate	₨ 1,329	₨ (104)	₨ 30
Federal Statutory Tax Rates for USA Before Tax Cuts and Jobs Act	35.00%
Federal Statutory Tax Rates for USA After Tax Cuts and Jobs Act	21.00%
Taxs Cuts And Jobs Act [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Tax effect from change in tax rate	₨ 1,304
Venezuela subsidiary [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Unrecognize deferred tax assets on operating tax losses	993
Other Subsidiary [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Unrecognize deferred tax assets on operating tax losses	₨ 1,473